Goodwill and Intangible Assets - Narrative (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 28,802	$ 8,132
Amortization expense of intangible assets	29,020,000	$ 26,818,000	35,800	32,900
Telecom
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment of goodwill	$ 36,934,000		28,802	8,132
Impairment of long- lived assets			$ 0	$ 800